Accounting judgments, estimates and assumptions - Additional information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 27, 2021 $ / shares shares	Aug. 26, 2021 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022
Share warrant obligation
Number of shares per warrant	1
Exercise price | $ / shares	$ 11.50
Number of warrants converted		20,250,000	20,249,993
MX Capital Ltd
Share warrant obligation
Discount rate (in percent)				19.30%
Kismet Acquisition One Corp
Share warrant obligation
Number of shares per warrant		1
Exercise price | $ / shares		$ 11.50
Number of warrants converted		20,249,993	20,250,000
Public Warrants
Share warrant obligation
Number of warrants converted			13,499,993
Public Warrants | Kismet Acquisition One Corp
Share warrant obligation
Number of warrants converted		13,499,993
Private Warrants
Share warrant obligation
Number of warrants converted			6,750,000
Private Warrants | Kismet Acquisition One Corp
Share warrant obligation
Number of warrants converted		6,750,000
Volatility
Share warrant obligation
Percentage of increase			10.00%
Percentage of decrease			10.00%
Volatility | Share-based payments reserve
Share warrant obligation
Increase in fair value | $			$ 137
Decrease in fair value | $			$ 140
Risk-free rate
Share warrant obligation
Percentage of increase			10.00%
Percentage of decrease			10.00%
Risk-free rate | Share-based payments reserve
Share warrant obligation
Increase in fair value | $			$ 10
Decrease in fair value | $			$ 10
Discount rate based on risk-free rate
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			4.01
Discount rate based on risk-free rate | EV/EBITDA
Share warrant obligation
Significant unobservable input, liabilities				2
Discount rate based on risk-free rate | EV/Bookings
Share warrant obligation
Significant unobservable input, liabilities				30
Forward multiples of Enterprise Value to Net bookings
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			1.18
Enterprise Value to Investor's consolidated Segment Management EBITDA
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			4.77